Recorded Severance Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning of Year	$ 1,010	$ 1,113	$ 1,569
Charged to Expense	134	396	32
Payments	(381)	(531)	(474)
Other	(6)	32	(14)
End of Year	$ 757	$ 1,010	$ 1,113